Accounts receivable - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 28,646	$ 24,857
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	$ 89,745	$ 149,015